As filed with the Securities and Exchange Commission on February 25, 2014

Investment Company Act File Number 811-8312

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Daily Income Fund

 (Exact name of registrant as specified in charter)

1411 Broadway, 28th Floor
New York, NY  10018
(Address of principal executive offices)           (Zip code)

Christine Manna
c/o Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1: Schedule of Investments

DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2013
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

ASSET BACKED COMMERCIAL PAPER (11.81%) (1)
$55,000,000	Anglesea Funding LLC (2)	04/11/14	0.34%	$55,000,000
100,000,000	Anglesea Funding LLC (3)	05/09/14	0.32	100,000,000
155,000,000	Anglesea Funding LLC (4)	07/25/14	0.34	155,000,000
240,000,000	Ebury Finance LLC	01/06/14	0.15	239,995,000
80,000,000	Ebury Finance LLC	01/07/14	0.15	79,998,000
52,000,000	Halkin Finance LLC	01/03/14	0.15	51,999,567
82,000,000	Halkin Finance LLC	01/06/14	0.15	81,998,292
26,000,000	Halkin Finance LLC	01/07/14	0.15	25,999,350
790,000,000	Total Asset Backed Commercial Paper			789,990,209

COMMERCIAL PAPER (14.98%)
$130,000,000	ANZ New Zealand (Int'l) Ltd. (5)	12/04/14	0.26%	$130,000,000
35,000,000	Commonwealth Bank of Australia (6)	04/04/14	0.26	35,000,000
32,700,000	Dexia Credit Local Guaranteed by Belgium, France & Luxembourg	02/20/14	0.39	32,682,288
106,032,000	Dexia Credit Local Guaranteed by Belgium, France & Luxembourg	03/05/14	0.36	105,965,200
125,000,000	Dexia Credit Local Guaranteed by Belgium, France & Luxembourg	03/10/14	0.41	124,903,194
215,000,000	Nederlandse Waterschapsbank N.V. (7)	08/14/14	0.28	215,000,000
75,000,000	Nederlandse Waterschapsbank N.V. (8)	11/03/14	0.25	75,000,000
15,000,000	Private Export Funding Corporation	01/08/14	0.30	14,999,125
75,000,000	Private Export Funding Corporation	03/04/14	0.25	74,967,708
25,000,000	Private Export Funding Corporation	03/10/14	0.25	24,988,194
43,750,000	Private Export Funding Corporation	05/22/14	0.26	43,705,448
100,000,000	Societe Generale S.A.	01/31/14	0.10	99,979,167
25,000,000	Westpac Banking Corp. (9)	01/03/14	0.29	25,000,000
1,002,482,000	Total Commercial Paper			1,002,190,324

FLOATING RATE SECURITIES (23.16%)
$65,000,000	Bank of Montreal (10)	06/26/14	0.26%	$65,000,000
180,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (11)	06/23/14	0.35	180,000,000
194,000,000	China Construction Bank Corp. (12)	07/20/15	0.42	194,000,000
25,000,000	Credit Suisse AG (13)	01/09/14	0.59	25,000,000
70,000,000	Deutsche Bank AG (14)	03/26/14	0.45	70,000,000
65,000,000	Dexia Credit Local (15) Guaranteed by Belgium, France & Luxembourg	12/11/14	0.44	65,000,000
85,000,000	JPMorgan Chase Bank, N.A. (16)	01/07/15	0.32	85,000,000
200,000,000	National Australia Bank Ltd. (17)	10/23/14	0.23	200,000,000
58,000,000	Rabobank Nederland (18)	01/17/14	0.21	58,003,363
70,000,000	Royal Bank of Canada (19)	03/19/14	0.30	70,000,000
94,830,000	SSIF Nevada, Limited Partnership (20) Guaranteed Bank of Nova Scotia	04/14/14	0.34	95,001,488
17,350,000	SSIF Nevada, Limited Partnership (21) Guaranteed Bank of Nova Scotia	04/14/14	0.25	17,385,253
60,000,000	Standard Chartered Bank (22)	04/16/14	0.30	60,000,000
60,000,000	Toronto Dominion Bank (23)	06/17/14	0.21	60,000,000
71,000,000	Toyota Motor Credit Corp. (24)	04/07/14	0.26	71,000,000
234,200,000	Westpac Banking Corp. (25)	08/15/14	0.26	234,200,000
1,549,380,000	Total Floating Rate Securities			1,549,590,104

REPURCHASE AGREEMENTS (14.00%)
$583,000,000	BNY Mellon Capital Market, LLC, dated 12/31/13, repurchase proceeds at maturity $583,002,591 (Collateralized by FHLMC, 2.50% to 7.00%, due 07/01/18 to 01/01/44, value $292,889,197, FNMA, 2.50% to 7.50%, due 07/01/18 to 01/01/44, value $295,131,846, GNMA, 3.50%, due 05/20/43, value 6,638,957)	01/02/14	0.08%	$583,000,000
354,000,000	BNY Mellon Capital Market, LLC, dated 12/31/13, repurchase proceeds at maturity $354,001,377 (Collateralized by GNMA, 3.50% to 4.50%, due 11/20/43 to 12/20/43, value $361,080,001)	01/02/14	0.07	354,000,000
937,000,000	Total Repurchase Agreements			937,000,000

TIME DEPOSIT (18.60%)
$275,000,000	Abbey National Treasury Services PLC	01/02/14	0.04%	$275,000,000
30,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	01/02/14	0.01	30,000,000
325,000,000	Canadian Imperial Bank of Commerce	01/02/14	0.01	325,000,000
275,000,000	Credit Agricole S.A.	01/02/14	0.05	275,000,000
340,000,000	Skandinaviska Enskilda Banken AB	01/02/14	0.01	340,000,000
1,245,000,000	Total Time Deposit			1,245,000,000

VARIABLE RATE DEMAND INSTRUMENTS (1.10%) (26)
$770,000	Central Michigan Inns, LLC (Pohlcat Inc) – Series 2000A LOC Wells Fargo Bank, N.A.	04/01/30	0.22%	$770,000
2,370,000	Columbus, GA Development Authority RB (Columbus Economic Development Corporation/Bricken Financial Project) – Series 2006 LOC Wells Fargo Bank, N.A.	02/01/26	0.22	2,370,000
45,476,548	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M006	01/15/42	0.24	45,476,548
3,008,634	Federal Home Loan Mortgage Corporation Multifamily Class A Certificates – Series M004	10/15/45	0.24	3,008,634
2,500,000	Healtheum, LLC Series 2004 LOC Wells Fargo Bank, N.A.	11/01/29	0.13	2,500,000
700,000	Kit Carson County, CO Agricultural Development RB (Midwest Farms, LLC) – Series 1997 LOC Wells Fargo Bank, N.A.	06/01/27	0.08	700,000
1,795,000	Lauren Company, LLC – Series 2003 LOC Wells Fargo Bank, N.A.	07/01/33	0.22	1,795,000
2,500,000	Mississippi Business Finance Corporation IDRB (Attala Steel Industries, LLC Project) – Series 2005 Guaranteed by Federal Home Loan Bank	07/01/20	0.19	2,500,000
3,460,000	Montgomery County, PA MHRB (Brookside Manor Apartments) – Series 2001A Collateralized by Federal National Mortgage Association	08/15/31	0.17	3,460,000
6,900,000	Olathe, KS IDRB (Diamant Board Project) – Series 1997B LOC Svenska Handelsbanken	03/01/27	0.41	6,900,000
4,380,000	Rural Electric Cooperative Grantor Trust Certificates (Kansas Electric Power Cooperative, Inc.) – Series 1997 LOC U.S. Government	12/18/17	0.40	4,380,000
73,860,182	Total Variable Rate Demand Instruments			73,860,182

YANKEE CERTIFICATES OF DEPOSIT (16.34%)
$170,000,000	Bank Of Montreal	01/03/14	0.18%	$170,000,000
140,000,000	China Construction Bank Corp.	02/03/14	0.43	140,000,000
100,000,000	Industrial and Commercial Bank of China Ltd.	01/14/14	0.38	100,000,000
124,000,000	Industrial and Commercial Bank of China Ltd.	01/21/14	0.38	124,000,000
100,000,000	Industrial and Commercial Bank of China Ltd.	02/10/14	0.38	100,000,000
10,000,000	Industrial and Commercial Bank of China Ltd.	02/12/14	0.40	10,001,279
249,700,000	Mizuho Bank Ltd.	03/24/14	0.22	249,700,000
200,000,000	Norinchukin Bank	02/19/14	0.23	200,000,000
1,093,700,000	Total Yankee Certificates of Deposit			1,093,701,279

	Total Investments (99.99%)			6,691,332,098
	(cost $6,691,332,098†)
	Cash and Other Assets, Net of Liabilities (0.01%)			743,447

	Net Assets (100.00%)			$6,692,075,545

	Advantage Shares, 1,947,284,080 shares outstanding			$ 1.00
	Fiduciary Class, 1,142,727,885 shares outstanding			$ 1.00
	Institutional Class, 431,539,050 shares outstanding			$ 1.00
	Institutional Service Shares, 93,220,951 shares outstanding			$ 1.00
	Investor Select Class, 311,260,511 shares outstanding			$ 1.00
	Investor Service Shares, 276,449,849 shares outstanding			$ 1.00
	Investor Class, 135,982,027 shares outstanding			$ 1.00
	Option Xpress Class, 266,205,845 shares outstanding			$ 1.00
	Retail Class, 2,087,097,084 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:
(1)
Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at the time of this statement was $789,990,209, which represented 11.81% of the Portfolio’s net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(2)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.175%, 35 day Put.
(3)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.15%, 35 day Put.
(4)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.18%, 45 day Put.
(5)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.
(6)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.02%.
(7)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.04%.
(8)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.08%.
(9)	The Interest rate is adjusted daily based upon one month Federal Funds Effective rate plus 0.21%.
(10)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.10%.
(11)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.10%.
(12)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.25%, 30 day Put.
(13)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.35%.
(14)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.20%.
(15)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.20%.
(16)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.08%.
(17)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.07%.
(18)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.08%.
(19)	The Interest rate is adjusted daily based upon one month Federal Funds Effective rate plus 0.22%.
(20)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.70%.
(21)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.70%.
(22)	The Interest rate is adjusted quarterly based upon quarterly LIBOR plus 0.05%.
(23)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.05%.
(24)	The Interest rate is adjusted daily based upon one month Federal Funds Effective rate plus 0.18%.
(25)	The Interest rate is adjusted monthly based upon one month LIBOR plus 0.09%.
(26)
Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
FHLMC	= Federal Home loan Corporation
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
IDRB	= Industrial Development Revenue Bond
LOC	= Letter of Credit
MHRB	= Multi-Family Housing Revenue Bond
RB	= Revenue Bond

DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2013
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

REPURCHASE AGREEMENTS (52.72%)
$125,000,000	BNP Paribas Securities Corp., purchased on 12/31/13, repurchase proceeds at maturity $125,000,035 (Collateralized by $115,238,000, U.S. Treasury Note, 1.500% to 3.875%, due 05/15/18 to 08/31/18, value $127,500,038)	01/02/14	0.01%	$125,000,000
100,000,000	BNY Mellon Capital Market, LLC, purchased on 12/31/13, repurchase proceeds at maturity $100,000,389 (Collateralized by $128,616,610, GNMA, 2.000% to 9.500%, due 04/15/19 to 12/20/43, value $99,081,531, TRIB, 1.750% to 2.375%, due 01/15/26 to 01/15/28, value $23,452, TRIN, 0.125% to 2.500%, due 01/15/14 to 07/15/22, value $215,836, U.S. Treasury Bill, 0.000%, due 03/06/14 to 03/27/14, value $232,278, U.S. Treasury Note, 0.250% to 2.750%, due 10/13/15 to 11/15/23, value $2,446,903 )	01/02/14	0.07	100,000,000
200,000,000	Credit Agricole CIB, purchased on 12/31/13, repurchase proceeds at maturity $200,000,222 (Collateralized by $197,151,700, TRIN, 2.625%, 07/15/17, value $11,476,199, U.S. Treasury Note, 1.500%, due 06/30/16, value $192,523,907)	01/02/14	0.02	200,000,000
110,000,000	Goldman, Sachs & Co., purchased on 12/31/13, repurchase proceeds at maturity $110,000,428 (Collateralized by $115,050,292, TRIN, 0.125%, due 07/15/22, value $112,200,000)	01/03/14	0.02	110,000,000
112,000,000	Merrill Lynch, Pierce, Fenner & Smith Inc., purchased on 12/31/13, repurchase proceeds at maturity $112,000,031 (Collateralized by $100,738,100, U.S. Treasury BOND, 5.500%, due 08/15/28, value $59,487,763, U.S. Treasury Note, 2.625%, due 12/31/14, value $54,752,331)	01/02/14	0.01	112,000,000
285,000,000	Royal Bank of Canada, purchased on 12/31/13, repurchase proceeds at maturity $285,000,000 (Collateralized by $204,000,106, U.S. Treasury Bill, 0.000%, due 02/06/14 to 04/24/14, value $35,538,111, U.S. Treasury Note, 0.625% to 2.500%, due 07/31/16 to 08/15/23, value $213,496,840, U.S. Treasury Bond, 3.750% to 4.250%, due 08/15/40 to 08/15/41, value $41,665,061)	01/02/14	0.00	285,000,000
932,000,000	Total Repurchase Agreements			932,000,000

U.S. GOVERNMENT OBLIGATIONS (47.24%)
$150,000,000	U.S. Treasury Bill	02/20/14	0.01%	$149,995,834
75,000,000	U.S. Treasury Bill	04/24/14	0.07	$74,983,285
100,000,000	U.S. Treasury Bill	08/21/14	0.09	$99,942,805
50,000,000	U.S. Treasury Bill	09/18/14	0.10	$49,964,792
250,000,000	U.S. Treasury Note	01/31/14	0.06	250,038,851
50,000,000	U.S. Treasury Note	03/31/14	0.08	50,020,924
100,000,000	U.S. Treasury Note	05/15/14	0.08	100,342,116
60,000,000	U.S. Treasury Note	07/31/14	0.14	59,994,475
835,000,000	Total U.S. Government Obligations			835,283,082

	Total Investments (99.96%) (Cost $1,767,283,082†)			1,767,283,082
	Cash and Other Assets, Net of Liabilities (0.04%)			751,315
	Net Assets (100.00%)			$1,768,034,397

	Institutional Class, 769,189,585 shares outstanding			$ 1.00
	Institutional Service Shares, 181,988,127 shares outstanding			$ 1.00
	Investor, 228,620,154 shares outstanding			$ 1.00
	Retail Class, 67,383,418 shares outstanding			$ 1.00
	Investor Service Shares, 127,946,280 shares outstanding			$ 1.00
	Fiduciary Class, 255,050,344 shares outstanding			$ 2.00
	Investor Select Shares, 137,906,180 shares outstanding			$ 1.00

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

KEY:
	GNMA = Government National Mortgage Association
	TRIB = U.S. Treasury Inflation-Indexed Bond
	TRIN = U.S. Treasury Inflation-Indexed Note

DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2013
(UNAUDITED)

		Maturity	Interest	Value
Face Amount		Date	Rate	(Note 1)

COMMERCIAL PAPERS (3.73%)
$30,000,000	Army & Air Force Exchange Service Guaranteed by U.S. Government	01/22/14	0.20%	$29,996,500
45,000,000	Army & Air Force Exchange Service Guaranteed by U.S. Government	01/27/14	0.20	44,993,500
75,000,000	Total Commercial Papers			74,990,000

FLOATING RATE SECURITIES (5.47%)
$50,000,000	Federal Farm Credit Bank (1)	08/15/14	0.15%	$49,993,887
6,000,000	Overseas Private Investment Corporation (2) Guaranteed by U.S. Government	06/15/17	0.12	6,000,000
10,000,000	Overseas Private Investment Corporation (2) Guaranteed by U.S. Government	06/15/17	0.12	10,000,000
26,850,000	Overseas Private Investment Corporation (2) Guaranteed by U.S. Government	12/15/19	0.12	26,850,000
9,088,000	Overseas Private Investment Corporation (2) Guaranteed by U.S. Government	01/15/21	0.12	9,088,000
8,000,000	Overseas Private Investment Corporation (2) Guaranteed by U.S. Government	06/15/34	0.12	8,000,000
109,938,000	Total Floating Rate Securities			109,931,887

REPURCHASE AGREEMENTS (36.21%)
$200,000,000	Bank of America, N.A., purchased on 12/31/13, repurchase proceeds at maturity $200,000,056 (Collateralized by GNMA, 3.50% to 4.50%, due 04/20/41 to 06/20/42, value $204,000,000)	01/02/14	0.01%	$200,000,000
50,000,000	BNP Paribas Securities Corp., purchased on 12/31/13, repurchase proceeds at maturity $50,000,049 (Collateralized by GNMA, 3.000% to 4.500%, due 06/20/42 to 10/20/42, value $51,114,895)	01/07/14	0.01	50,000,000
67,000,000	BNY Mellon Capital Markets, LLC, purchased on 12/31/13, repurchase proceeds at maturity $67,000,298 (Collateralized by FHLMC, 3.50% 4.00%, due 01/01/44, value $68,340,001)	01/02/14	0.08	67,000,000
191,000,000	BNY Mellon Capital Markets, LLC, purchased on 12/31/13, repurchase proceeds at maturity $191,000,743 (Collateralized by FCSB, 0.600% to 5.500%, due 02/05/14 to 11/05/37, value $4,349,214, FHLB, 1.000% to 7.375%, due 03/14/14 to 01/30/23, value $17,532,998, FHLMC, 0.550% to 5.050%, due 01/15/14 to 09/13/17, value $4,582,349, FNMA, 0.550% to 5.000%, due 03/17/14 to 12/27/24, value $7,948,931, GNMA, 2.500% to 5.500%, due 11/20/28 to 12/20/43, value 141,644,788, TVBD, 4.500% to 5.500%, due 07/18/17 to 04/01/18, value $519,389, USTR, 0.000% to 0.6250%, due 03/13/14 to 04/30/18, value $18,242,331)	01/02/14	0.07	191,000,000
180,000,000	Credit Agricole Corporate & Investment Bank, purchased on 12/31/13, repurchase proceeds at maturity $180,000,300 (Collateralized by USTR, 0.875% to 1.500%, due 12/31/16 to 08/31/18, value $183,600,051)	01/02/14	0.03	180,000,000
40,000,000	UBS Securities, LLC, purchased on 12/31/13, repurchase proceeds at maturity $40,000,022 (Collateralized by FHLB, 0.000%, due 05/19/14, value $812,748, FHLMC, 0.000% to 2.375%, due 12/15/14 to 01/13/22, value $12,484,750, FNMA, 0.375% to 6.625%, due 02/27/14 to 11/15/30, value $11,947,107, TVBD, 5.500%, due 07/18/17, value $585,171, USTR, 0.625% to 3.250%, due 01/15/15 to 02/15/42, value $14,970,238)	01/02/14	0.01	40,000,000
728,000,000	Total Repurchase Agreements			728,000,000

U.S. GOVERNMENT AGENCY DISCOUNT NOTES (46.20%)
$45,000,000	Federal National Mortgage Association	01/07/14	0.02%	$44,999,850
50,000,000	Federal National Mortgage Association	03/12/14	0.08	49,992,222
50,000,000	Federal National Mortgage Association	04/21/14	0.10	49,984,722
50,000,000	Federal National Mortgage Association	06/02/14	0.13	49,972,556
20,000,000	Federal Agricultural Mortgage Corporation	02/14/14	0.17	19,995,844
17,985,000	Federal Agricultural Mortgage Corporation	02/25/14	0.17	17,980,329
25,000,000	Federal Agricultural Mortgage Corporation	03/25/14	0.17	24,990,201
15,000,000	Federal Agricultural Mortgage Corporation	04/23/14	0.13	14,994,167
35,000,000	Federal Agricultural Mortgage Corporation	05/15/14	0.14	34,981,761
25,000,000	Federal Agricultural Mortgage Corporation	07/25/14	0.15	24,978,646
12,000,000	Federal Agricultural Mortgage Corporation	07/30/14	0.12	11,991,600
25,000,000	Federal Agricultural Mortgage Corporation	08/06/14	0.14	24,978,903
35,000,000	Federal Farm Credit Bank	05/07/14	0.15	34,981,625
50,000,000	Federal Home Loan Bank	01/10/14	0.12	49,998,500
64,000,000	Federal Home Loan Bank	01/17/14	0.05	63,998,720
100,000,000	Federal Home Loan Bank	01/24/14	0.05	99,996,806
75,000,000	Federal Home Loan Bank	01/24/14	0.15	74,992,813
50,000,000	Federal Home Loan Bank	02/19/14	0.09	49,993,671
35,000,000	Federal Home Loan Bank	02/19/14	0.09	34,995,665
55,000,000	Federal Home Loan Bank	02/26/14	0.07	54,994,011
55,000,000	Federal Home Loan Bank	02/28/14	0.06	54,994,683
40,000,000	Federal Home Loan Bank	06/17/14	0.16	39,970,311
928,985,000	Total U.S. Government Agency Discount Notes			928,757,606

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES (2.49%)
$50,000,000	Federal Home Loan Bank	08/07/14	0.17%	$49,999,302
50,000,000	Total U.S. Government Agency Medium Term Notes			49,999,302

U.S. GOVERNMENT OBLIGATION (2.49%)
$50,000,000	U.S. Treasury Bill	02/20/14	0.02%	$49,998,611
50,000,000	Total U.S. Government Obligation			49,998,611

VARIABLE RATE DEMAND INSTRUMENTS (3) (4.57%)
$2,800,000	California Statewide Communities Development Authority Multifamily Housing RB (Valley Palms Apartments Project) 2002 Series C-T Guaranteed by Federal National Mortgage Association	05/15/35	0.11%	$2,800,000
4,800,000	City of Milpitas (The Crossing at Montague Apartments) Multifamily Housing RB 2000 Series A-T Guaranteed by Federal National Mortgage Association	08/15/33	0.16	4,800,000
12,730,000	Dormitory Authority of the State of New York (Royal Charter Properties-East, Inc.) RB - Series 2006B Guaranteed by Federal National Mortgage Association	11/15/36	0.09	12,730,000
750,000	Housing Authority of the County of Sacramento Multifamily Housing RB (Deer Park Apartments) 2002 Issue A-T Guaranteed by Federal National Mortgage Association	07/15/35	0.14	750,000
7,100,000	New York City HDC (Multi-Family Rental Housing RB (90 West Street) 2006 Series B Guaranteed by Federal National Mortgage Association	03/15/36	0.10	7,100,000
13,925,000	New York City HDC Multi-Family Mortgage RB (201 Pearl Street Development) 2006 Series B Guaranteed by Federal National Mortgage Association	10/15/41	0.10	13,925,000
2,315,000	New York City HDC Multi-Family Rental Housing RB (2 Gold Street) 2006 Series B Guaranteed by Federal National Mortgage Association	04/15/36	0.10	2,315,000
3,470,000	New York City HDC Multi-Family Rental Housing RB (The Nicole) 2005 Series B Guaranteed by Federal National Mortgage Association	11/15/35	0.09	3,470,000
6,800,000	New York City HDC Multi-Family Rental Housing RB (Related -Westport Development), 2004 Series B Guaranteed by Federal National Mortgage Association	06/15/34	0.09	6,800,000
26,050,000	Redevelopment Agency of the City and County of San Francisco Multifamily Housing RB (Related - Third and Mission)1999 Series D Guaranteed by Federal National Mortgage Association	06/15/34	0.08	26,050,000
4,825,000	Redevelopment Authority of the County of Montgomery, PA Multifamily Housing RB (Kingswood Apartment Project) 2001 A - T1 Guaranteed by Federal National Mortgage Association	08/15/31	0.16	4,825,000
3,510,000	Washington State Housing Finance Commission Multifamily Housing RB (Ballard Landmark Inn Project), Series 2006B Guaranteed by Federal Home Loan Bank	12/15/41	0.14	3,510,000
2,835,000	Washington State Housing Finance Commission Multifamily RB (Bridgewood at Four Seasons Project), Series 2002B Guaranteed by Federal National Mortgage Association	09/01/34	0.12	2,835,000
91,910,000	Total Variable Rate Demand Instruments			91,910,000

	Total Investments (101.16%) (Cost $2,033,587,406†)			2,033,587,406
	Liabilities in excess of cash and other assets (-1.16%)			(23,407,428)
	Net Assets (100.00%)			$2,010,179,978

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 1,014,671,598 shares outstanding			$ 1.00
	Fiduciary Class, 506,239,250 shares outstanding			$ 1.00
	Institutional Class, 20,800,427 shares outstanding			$ 1.00
	Institutional Service Shares, 123,992,241 shares outstanding			$ 1.00
	Investor Select Class, 37,193,948 shares outstanding			$ 1.00
	Retail Class, 307,337,397 shares outstanding			$ 1.00

FOOTNOTES:
1)	The interest rate is adjusted monthly based upon one month LIBOR minus 0.02%
2)
Securities payable on demand at par including accrued interest with seven days notice). The interest rate is determined based upon 91-day Treasury Bill Yield established in the most recent 91-day Treasury Bill auction plus (or, if applicable, minus) the Weekly-Rate Placement Spread, as determined form time to time sufficient by the OPIC Placement Agent.

3)
 Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
	FCSB = Federal Farm Credit Banks Consolidated Systemwide Bonds
	FHLB = Federal Home Loan Bank
	FHLMC = Federal Home Loan Mortgage Corporation
	FNMA = Federal National Mortgage Association
	GNMA = Government National Mortgage Association
	HDC = Housing Development Corporation
	OPIC = Overseas Private Investment Corporation
	RB = Revenue Bond
	TVBD = Tennessee Valley Power Bonds
	USTR = U.S. Treasury Note

DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2013
(UNAUDITED)
					Ratings (1)
		Maturity	Interest	Value		Standard
Face Amount		Date	Rate	(Note 1)	Moody's	& Poor’s

TAX EXEMPT COMMERCIAL PAPER (10.24%)
$13,000,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) - Series A	01/03/14	0.10%	$13,000,000	P-1	A-1+
14,818,000	Maryland Health and Higher Educational Facilities Authority, MD Revenue Note (John Hopkins Health Systems) - Series B	01/03/14	0.10	14,818,000	P-1	A-1+
15,000,000	Pendleton County, KY Municipal Multi-County Lease RB (Kentucky Association of Counties Leasing Trust Program) LOC JPMorgan Chase Bank, N.A.	01/07/14	0.26	15,000,000	P-1	A-1+
42,818,000	Total Tax Exempt Commercial Paper			42,818,000

TAX EXEMPT OBLIGATION NOTES AND BONDS (2) (12.01%)
$6,500,000	Board of Cooperative Educational Service for the Sole Supervisory District of Onondaga, Cortland, and Madison Counties, NY RAN Series 2013	06/18/14	0.70%	$6,523,760
2,000,000	City School District of the City of Glens Falls, Warren County, NY GO RAN 2013	06/20/14	0.51	2,002,217
7,100,000	City School District of the City of Gloversville, Fulton County, NY BAN, 2013	01/17/14	0.59	7,100,492
1,120,000	City School District of the City of Mechanicville, Saratoga County, NY BAN 2013	06/27/14	0.56	1,122,374
3,501,498	City School District of the City of Poughkeepsie, Dutschess County, NY BAN 2013	06/25/14	0.50	3,505,661
2,000,000	Greene CSD, Chenango County, NY GO BAN 2013	06/27/14	0.59	2,003,943
4,500,000	Greenport Union Free School District, Suffolk County, NY TAN for 2013-2014 Taxes	06/26/14	0.42	4,512,549
1,935,000	Greenwich CSD, Washington County, NY BAN 2013	06/26/14	0.54	1,936,941
2,400,000	Hadley-Luzerne CSD, Saratoga and Warren Counties, NY BAN 2012	07/16/14	0.51	2,406,276
2,000,000	Herkimer CSD, Herkimer County, NY BAN 2013	04/24/14	0.65	2,002,148
1,916,118	Jordan-Elbridge CSD, Onondage and Cayuga Counties, NY BAN 2013	07/24/14	0.62	1,922,836
4,000,000	Lafayette CSD, Onondaga County, NY RAN 2013	06/26/14	0.50	4,009,581
2,350,000	Lansing CSD, Tompkins County, NY BAN 2013	08/01/14	0.40	2,358,149
3,500,000	Lewiston-Porter CSD, Niagara County, NY BAN 2013A	09/18/14	0.55	3,517,350
3,000,000	Merrick Union Free School District, Nassau County, NY TAN for 2013-2014 Taxes	06/20/14	0.36	3,008,920
10,677,420	Mexico CSD, Oswego County, NY GO BAN 2013	07/18/14	0.45	10,709,103
1,543,396	Minisink Valley CSD, Oranage ans Sullivan Counties, NY BAN 2013	08/07/14	0.50	1,550,273
2,190,000	Moriah CSD, Essex County, NY GO BAN 2013	06/27/14	0.50	2,192,634
1,048,861	New Hartford CSD, Oneida County, NY BAN 2013	10/03/14	0.49	1,052,871
1,475,000	Perry CSD, Wyoming County, NY BAN 2013	06/25/14	0.65	1,477,454
3,595,998	Phoenix CSD, Onondaga and Oswego Counties, NY BAN 2013	06/19/14	0.45	3,605,147
4,063,838	Pine Valley CSD, Cattaraugus and Chautauqua Counties, NY BAN 2013	10/02/14	0.50	4,086,597
1,565,635	Sandy Creek CSD, Oswego County, NY BAN 2013	06/27/14	0.48	1,569,576
1,850,000	Schoharie CSD, Schoharie County, NY BAN 2013	06/27/14	0.54	1,854,093
2,351,976	Sidney CSD, Delaware, Chenango and Otsego Counties, NY BAN 2013	08/01/14	0.51	2,358,629
6,277,443	Wappingers CSD, Dutchess and Putnam Counties, NY BAN 2013 Series A	07/11/14	0.53	6,292,783
1,134,605	Whitesboro CSD, Oneida and Herkimer Counties, NY BAN 2013	09/19/14	0.46	1,138,966
85,596,788	Total Tax Exempt Obligation Notes and Bonds			85,821,323

TAX EXEMPT VARIABLE RATE DEMAND INSTRUMENTS (3) (76.17%)
$3,000,000	ABAG Finance Authority for nonprofit Corporation, CA RB (On Look Senior Health Services) - Series 2008 LOC Wells Fargo Bank, N.A.	08/01/38	0.03%	$3,000,000	VMIG1
1,755,000	Adams County IDA, PA RB (Say Plastics, Inc. Project) - Series 2007A (2) LOC Wells Fargo Bank, N.A.	08/01/32	0.26	1,755,000
4,200,000	Allegheny County IDA, PA Health Care RB (Vincentian Collaborative System) - Series 2008A LOC PNC Bank, N.A.	06/01/38	0.06	4,200,000	VMIG1
2,500,000	BB&T Municipal Trust Floater Certificates - Series 5000 DLL LOC Rabobank Nederland, N.A.	10/01/28	0.16	2,500,000	VMIG1
1,960,000	BB&T Municipal Trust Series 2006 (Puerto Rico Electric Power Authority) - Series 2008 - 1 VV LOC Branch Banking and Trust Company	01/01/27	0.08	1,960,000	VMIG1
2,000,000	BB&T Municipal Trust Series 2011 LOC Branch Banking and Trust Company	09/01/22	0.10	2,000,000	VMIG1
650,000	Broward County, FL HFA (Sailboat Bend Artist Lofts Project) - Series 2006 (4) LOC Citibank, N.A.	04/15/38	0.28	650,000		A-1+
1,380,000	Calcasieu Parish Public Trust Authority Gulf Opportunity Zone RB (Delta Equine Center, L.L.C. Project) - Series 2007 (2)(4) LOC Branch Banking and Trust Company	01/01/32	0.07	1,380,000
4,000,000	California Infrastructure and Economic Development Bank Refunding RB (Pacific Gas and Electric Company) - Series 2009D LOC Sumitomo Mitsui Banking Corp	12/01/16	0.01	4,000,000	VMIG1	A-1+
2,000,000	California Pollution Control Financing Authority Pollution Control Refunding RB (Pacific Gas and Electric Company) Series 1996C LOC JPMorgan Chase Bank, N.A.	11/01/26	0.02	2,000,000		A-1+
1,500,000	City of Galesburg, IL RB (Knox College Project) - Series 1999 LOC PNC Bank, N.A.	07/01/24	0.07	1,500,000		A-1+
700,000	City of Jeffersontown, KY RB (Kentucky League of Cities Funding Trust Lease Program) - Series 2000 LOC U.S. Bank, N.A.	03/01/30	0.08	700,000	VMIG1
4,520,000	City of Milwaukee, WI IDRB (Midwest Express Airlines, Inc. Project) - Series 1998 (2)(4) LOC U.S. Bank, N.A.	08/01/30	0.26	4,520,000
4,100,000	City of New York GO Bonds Fiscal 2004 Subseries A-6 LOC Mizuho Corporate Bank, LTD	08/01/31	0.04	4,100,000	VMIG1
20,000,000	City of New York Go Bonds, Fiscal 2014 Series D, Subseries D-6 LOC PNC Bank, N.A.	08/01/41	0.03	20,000,000	VMIG1
3,720,000	City of Williamstown, KY RB (Kentucky League of Cities Funding Trust Lease Program) - Series 08A LOC U.S. Bank, N.A.	07/01/38	0.07	3,720,000	VMIG1
3,000,000	Colorado HFA Solid Waste Disposal RB (Waste Management, Inc. Project) - Series 2003 (4) LOC Wells Fargo Bank, N.A.	08/01/38	0.07	3,000,000		A-1+
6,000,000	Commonwealth of Puerto Rico Public improvement Refunding Bonds Sub-Series 2003 C-5-2 LOC Barclays Bank PLC	07/01/20	0.05	6,000,000	VMIG-1	A-1
2,240,000	Community Development Authority of the City of Manitowoc, WI Housing RB (Southbrook Manor Project) - Series 1998 (2)(4) LOC Federal Home Loan Bank	05/01/33	0.14	2,240,000
735,000	Community Development Authority of the Village of Saukville, WI IDRB (Calibre, Inc. Project) - Series 2004 (2) LOC BMO Harris Bank N.A.	09/01/29	0.26	735,000
700,000	Connecticut State Development Authority Solid Waste Disposal Facilities RB (Rand – Whitney Containerboard Limited Partnership Project) - Series 1993 (4) LOC BMO Harris Bank N.A.	08/01/23	0.07	700,000	VMIG1	A-1+
2,625,000	County of Jefferson, KY Industrial RRB (Zeochem L.L.C. Project) - Series 2001 LOC UBS AG	08/01/21	0.21	2,625,000	VMIG1
2,350,000	County of Saratoga Industrial Development Agency The Saratoga Hospital Obligated Group Civic Facility RB (The Saratoga Hospital Project - Letter of Credit Secured) - Series 2007A LOC HSBC Bank USA, N.A.	12/01/32	0.06	2,350,000		A-1+
10,615,000	Development Authority of Columbus, GA MHRB (Avalon apartments Projects) - Series 2008 (4) Guaranteed by Federal National Mortgage Association	10/15/40	0.14	10,615,000		A-1+
3,900,000	Dormitory Authority of the State of New York RB (BlytheDale Children Hospital) - Series 2009 LOC TD Bank, N.A.	12/01/36	0.05	3,900,000	VMIG1
7,665,000	Dormitory Authority of the State of New York RB Highland Community Development Corporation Series 1994B LOC HSBC Bank USA, N.A.	07/01/23	0.05	7,665,000	VMIG1
2,800,000	Dormitory Authority of the State of New York RB (F.F.T Senior Communities, Inc.) - Series 2012 LOC HSBC Bank USA, N.A.	07/01/39	0.04	2,800,000	VMIG1
1,700,000	Duval County, FL HFA Multifamily Housing Mortgage RB (Camri Green Apartments) - Series 2003 (4) Guaranteed by Federal National Mortgage Association	11/15/36	0.07	1,700,000		A-1+
9,050,000	Federal Home Loan Mortgage Corporation Class A Multi-family Certificates, Series M015 (4) Guaranteed by Federal Home Loan Mortgage Corporation	05/15/46	0.10	9,050,000		A-1+
850,000	Florida Development Finance Corporation Enterprise Bond Program IDRB (Press Ex, Inc. Project) - Series 2007B (4) LOC Branch Banking and Trust Company	07/01/17	0.14	850,000	P-1	A-1+
4,600,000	Fulton County, KY Industrial Building RB (The Burke-Parsons-Bowlby Corporation Project) - Series 2006 (4) LOC Branch Banking and Trust Company	07/01/26	0.24	4,600,000	P-1	A-1+
10,000,000	HEFA of the State of Missouri, MO Health Facilities RB (Lutheran Senior Services) - Series 2008 LOC PNC Bank, N.A.	02/01/39	0.05	10,000,000		A-1
7,400,000	Housing Authority of Cobb County, GA MHRB (Highland Ridge Apartments Project) - Series 2008 Guaranteed by Federal Home Loan Mortgage Corporation	07/01/41	0.09	7,400,000		A-1+
1,690,000	Housing Authority of the County of Door, WI Housing RB (Big Hill Regency House Project) - Series 1998 (2)(4) LOC Federal Home Loan Bank	11/01/28	0.14	1,690,000
2,930,000	Howard County, MD RB (Glenelg Country School, Inc. Facility) - Series 2008 LOC PNC Bank, N.A.	07/01/33	0.06	2,930,000		A-1
2,400,000	Irvine Ranch Water District, CA Consolidated GO's of Improvement District Nos 105, 140, 240 & 250 - Series 1995 LOC Sumitomo Mitsui Banking Corp	01/01/21	0.04	2,400,000	VMIG1	A-1+
15,335,000	Kentucky Economic Development Finance Authority Hospital RB (Baptist Healthcare System Obligated Group) - Series 2009B-2 LOC JPMorgan Chase Bank, N.A.	08/15/38	0.02	15,335,000	VMIG1
1,700,000	King George County, VA IDA RB (Birchwood Power Partners, L.P. Project) - Series 1995 (4) LOC Bank of Nova Scotia	11/01/25	0.04	1,700,000		A-1
24,500,000	Long Island Power Authority Electric System General, NY RB Series 2012D LOC TD Bank, N.A.	12/01/29	0.04	24,500,000	VMIG1	A-1+
600,000	Loudoun County, VA IDA RB (Howard Hughes Medical Institute Issue) - Series 2003C	02/15/38	0.03	600,000	VMIG1	A-1+
1,440,000	Lower Neches Valley Authority IDC, TX RRB (ExxonMobil Project) - Series 2001 Subseries 2001A	11/01/29	0.02	1,440,000	VMIG1	A-1+
4,000,000	Mississippi Business Finance Corporation Gulf Opportunity Zone IDRB (Chevron U.S.A. Inc. Project) - Series 2010G	11/01/35	0.02	4,000,000	VMIG1	A-1+
10,655,000	MTA Dedicated Tax Fund Refunding Bonds - Series 2008A Subseries 2008A-2 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	11/01/31	0.05	10,655,000		A-1
19,000,000	MTA Transportation RB - Series 2005 D-2 LOC Landesbank Hessen -Thuringen Girozentrale	11/01/35	0.05	19,000,000	VMIG1	A-1+
9,700,000	Narragansett Bay Commission Wastewater System, RI RRB 2008 Series A (2) LOC U.S. Bank, N.A.	09/01/34	0.05	9,700,000
3,450,000	Nevada Housing Division MHRB (Golden Apartment) - Series 2007 (4) Guaranteed by Federal Home Loan Mortgage Corporation	10/01/37	0.08	3,450,000		A-1+
1,800,000	Nevada Housing Division Multi-Unit Housing RB (Maryland Villas Project) - Series 1997A (4) LOC U.S. Bank, N.A.	10/01/30	0.08	1,800,000		A-1+
2,500,000	New Jersey Economic Development Authority IDRB (CST Products, LLC Project) - Series 2006 LOC National Bank of Canada	04/01/26	0.20	2,500,000		A-1
2,600,000	New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Hospital Project) - Series 2003 A-3 LOC Wells Fargo Bank, N.A.	07/01/23	0.04	2,600,000	VMIG1
3,500,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (100 Jane Street Development) - Series A (4) Collateralized by Federal National Mortgage Association	09/15/28	0.04	3,500,000		A-1+
5,000,000	New York City Housing Development Corporation Multi-Family Rental Housing RB (Brookhaven Apartments) - Series 2004 A (4) LOC Citibank, N.A.	01/01/36	0.06	5,000,000		A-1
3,900,000	New York City Industrial Development Agency Civic Facility RB (2004 Jamaica First Parking, LLC Project) LOC TD Bank, N.A.	03/01/34	0.06	3,900,000		A-1+
16,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Senior Bonds Fiscal 2003 Subseries A-3 LOC Bank of Tokyo-Mitsubishi UFJ Ltd.	11/01/29	0.05	16,000,000	VMIG1	A-1
4,575,000	New York City, NY Adjustable Rate Subseries A-6 LOC Landesbank Hessen-Thuringen Girozentrale	08/01/19	0.06	4,575,000	VMIG1	A-1+
6,200,000	New York City, NY GO Bonds - Series 1994 E-4, Subseries E4 LOC BNP Paribas	08/01/22	0.03	6,200,000	VMIG1	A-1+
2,900,000	New York City, NY HDC Multi-Family Mortgage RB (White Plains Courtyard Apartments) - Series 2005A (4) Guaranteed by Federal Home Loan Mortgage Corporation	03/01/38	0.04	2,900,000		A-1+
5,300,000	New York City, NY IDA Liberty RB (FC Hanson Office Associates, LLC Project) - Series 2004 LOC Lloyds TSB Bank PLC	12/01/39	0.06	5,300,000	VMIG1
1,200,000	New York State Dormitory Authority RB (Cornell University) - Series 2000A	07/01/29	0.06	1,200,000	VMIG-1	A-1
1,345,000	New York State Dormitory Authority RB (LeMoyne College Project) - Series 2009 LOC TD Bank, N.A.	01/01/39	0.05	1,345,000	VMIG1
10,480,000	New York State Energy Research and Development Authority Facilities RB (Consolidated Edison company of New York, Inc. Project) - Series 2005A-3 LOC Mizuho Corporate Bank Ltd	05/01/39	0.04	10,480,000	VMIG1	A-1+
5,000,000	New York State HFA RB (Tribeca Green Housing) - Series 2003A LOC Landesbank Hessen Thuringen Girozentrale	11/01/36	0.07	5,000,000	VMIG1
5,000,000	New York State Housing Finance Agency RB (10 Liberty Street Housing) - 2003 Series A	05/01/35	0.03	5,000,000	VMIG1
3,900,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) - Series 2006A (4) Guaranteed by Federal National Mortgage Association	05/15/36	0.07	3,900,000	VMIG1
4,000,000	New York State Housing Finance Agency RB (Capitol Green Apartments Housing) - Series 2006A (4) Guaranteed by Federal National Mortgage Association	05/15/36	0.04	4,000,000	VMIG1
3,100,000	New York State Housing Finance Agency RB (Gotham West Housing) - Series 2011A-2 LOC Wells Fargo Bank, N.A.	05/01/45	0.04	3,100,000	VMIG1
11,000,000	New York State Housing Finance Agency (388 Bridge Street Housing RB) - 2012 Series A LOC Manufacturers and Trader Trust Company	05/01/46	0.05	11,000,000	VMIG1	A-1
2,550,000	Oneida County Industrial Development Agency Civic Facility, NY RB (St. Elizabeth Medical Center Facility) - Series 2006A LOC HSBC Bank USA, N.A.	06/01/26	0.06	2,550,000	VMIG1
1,000,000	Orange County, FL HFA MHRB (Post Fountains at Lee Vista Project) - Series 1997E Collateralized by Federal National Mortgage Association	06/01/25	0.05	1,000,000		A-1+
3,500,000	Palm Beach County, FL RB (Norton Gallery and School of Art, Inc. Project) - Series 1995 LOC Northern Trust Bank	05/01/25	0.08	3,500,000		A-1+
2,000,000	Pennsylvania EDFA EDRB (Joseph R & Nancy L DelSignore Project) - 2005 Series B-2 (4) LOC PNC Bank, N.A.	08/01/30	0.14	2,000,000	P-1	A-1+
2,890,000	Pittsburg, CA Redevelopment Agency (Los Medanos Community Development Project) - 2004 Series A LOC State Street Bank & Trust Company/California State Teachers Retirement System	09/01/35	0.04	2,890,000	P-1	A-1+
7,800,000	Public Finance Authority Midwestern Disaster Area, WI RB Series 2011 (RPD Holdings, LLC and HGI Wisconsin, LLC Project) LOC Farm Credit Service of America / AgriBank Farm Credit Bank	09/01/36	0.06	7,800,000	P-1	A-1
800,000	Rockingham County, NC Industrial Facilities and PCFA IDRB (Whiteridge Plastics, LLC Project) - Series 2003 (2)(4) LOC Branch Banking and Trust Company	01/01/17	0.14	800,000
1,650,000	South Carolina State Jobs EDA EDRB (Diversified Coating Systems, Inc Project) - Series 2002 (4) LOC Branch Banking and Trust Company	04/01/17	0.14	1,650,000	VMIG1
9,150,000	State of California GO Bonds - Series 2004B-1 (2) LOC Citibank, N.A.	05/01/34	0.01	9,150,000
7,675,000	State of California GO Series A1-2 LOC Royal Bank of Canada	05/01/40	0.03	7,675,000	VMIG1	A-1+
2,680,000	State of Connecticut Health and Educational Facilities Authority RB Yale University Issue - Series V-1	07/01/36	0.01	2,680,000	VMIG1	A-1+
1,800,000	State of Connecticut HEFA RB (Gaylord Hospital Issue) - Series B LOC Bank of America, N.A.	07/01/37	0.09	1,800,000		A-1+
1,800,000	State of Connecticut HEFA RB (Yale - New Haven Hospital Issue) - Series K-1 LOC JPMorgan Chase Bank, N.A.	07/01/25	0.06	1,800,000	VMIG1	A-1+
6,100,000	State of Connecticut HEFA RB (Yale University Issue) - Series T-2	07/01/29	0.03	6,100,000	VMIG1	A-1+
5,500,000	State of Connecticut HEFA RB (Yale University Issue) - Series U-1	07/01/33	0.03	5,500,000	VMIG1	A-1+
3,600,000	Suffolk County, NY IDA Civic Facility RB (St. Anthony’s High School Civic Facility) - Series 2006 LOC U.S. Bank, N.A.	12/01/36	0.05	3,600,000		A-1+
800,000	Suffolk, VA Redevelopment and Housing Authority MHRB (Oak Springs Apartments, LLC Project) - Series 1999 Guaranteed by Federal Home Loan Mortgage Corporation	12/01/19	0.10	800,000	VMIG-1
19,985,000	The City of New York GO Bonds, Fiscal 2013 Series A - Subseries A-3 LOC Mizuho Corporate Bank	10/01/40	0.01	19,985,000	VMIG1	A-1
2,335,000	The City of New York Fiscal 2004 Series H-4 LOC Bank of New York Mellon, N.A.	03/01/34	0.03	2,335,000	VMIG1	A-1+
1,000,000	The City of New York GO Bonds, Fiscal 2008 Series J-6 LOC Landesbank Hessen -Thuringen Girozentrale	08/01/24	0.05	1,000,000	VMIG1	A-1
2,500,000	The City of New York GO Bonds, Fiscal 2008 Series L-4 LOC U.S. Bank, N.A	04/01/38	0.03	2,500,000	VMIG1	A-1
10,745,000	The City of New York GO Bonds, Fiscal 2012 Series D, Subseries D-3 LOC Bank of New York Mellon, N.A.	10/01/39	0.03	10,745,000	VMIG1	A-1+
100,000	The City of New York GO Bonds, Fiscal 2012 Series G Subseries G-4 LOC PNC Bank, N.A.	04/01/42	0.03	100,000	VMIG1	A-1
7,000,000	The City of New York GO Bonds, Fiscal 2012 Series G, Subseries G-6 LOC Mizuho Corporate Bank	04/01/42	0.03	7,000,000	VMIG1	A-1
3,800,000	The City of New York GO, Fiscal 1994 Series A-7 LOC JPMorgan Chase Bank, N.A.	08/01/20	0.02	3,800,000	VMIG1	A-1+
1,815,000	The County Commission of Cabell County, West Virginia Adjustable Rate Demand Commercial Development RB (Valley Health Systems, Inc. Project)) - Series 2006A (2) LOC JPMorgan Chase Bank, N.A.	01/01/32	0.19	1,815,000
2,380,000	The Economic Development Corporation of the City of Lapeer Development, MI RB (H & H Tool, Inc. Project) - Series 2007 LOC PNC Bank, N.A	01/01/37	0.08	2,380,000	VMIG1
3,800,000	The Trust for Cultural Resources of the City of New York RB (WNYC Radio, Inc.) - Series 2006 LOC Wells Fargo Bank, N.A.	04/01/26	0.04	3,800,000	VMIG1
4,700,000	The Trust for Cultural Resources of the City of New York RRB (Lincoln Center for the Performing Arts, Inc.) - 2008A-2 LOC Bank of New York Mellon, N.A.	12/01/35	0.02	4,700,000	VMIG1	A-1+
7,095,000	The Trust for Cultural Resources of the of the County of Onondaga, Onondaga County, NY RB (Syracuse University Project) - Series 2010A LOC Wells Fargo Bank, N.A.	12/01/29	0.04	7,095,000	VMIG1
3,200,000	Three Valleys Municipal Water District, NY COP (Miramar Water Treatment, Water Transmission and Hydroelectric Generating Facilities Projects) LOC Wells Fargo Bank, N.A.	11/01/14	0.07	3,200,000		A-1+
6,280,000	Triborough Bridge and Tunnel Authority RB Series 2001B LOC State Street Bank & Trust Company	01/01/32	0.03	6,280,000	VMIG1	A-1+
35,000	University of North Carolina at Chapel Hill RB - Series 2001B	12/01/25	0.04	35,000	VMIG1	A-1+
800,000	Upper Illinois River Valley Development Authority IDRB (Advanced Flexible Composites, Inc. Project) - Series 2003-A (2)(4) LOC Bank of America, N.A.	06/01/25	0.23	800,000
15,600,000	Utah Transit Authority Subordinated Sales Tax RB, Series 2006B LOC BNP Paribas, N.A.	06/15/36	0.02	15,600,000	VMIG1	A-1+
21,300,000	Washington Health Care Facilities Authority RB (MultiCare Health System) - Series 2007C LOC Barclays Bank PLC	08/15/41	0.04	21,300,000	VMIG1	A-1
3,600,000	Washington Health Care Facilities Authority RB (MultiCare Health System) - Series 2007D LOC Barclays Bank PLC	08/15/41	0.03	3,600,000	VMIG1	A-1
2,700,000	Washington State HFC MHRB (The Seasons Apartment Project) - Series 2006 (4) Guaranteed by Federal National Mortgage Association	12/15/40	0.07	2,700,000	VMIG1
8,005,000	Washington State HFC Nonprofit Housing RB (Rockwood Retirement Communities Program) - Series 2002 LOC Wells Fargo Bank, N.A.	01/01/34	0.04	8,005,000	VMIG1
3,380,000	Wisconsin HEFA RB (Cedar Crest Inc. Project) - Series 2006 LOC BMO Harris Bank N.A.	07/01/31	0.06	3,380,000	VMIG1
524,365,000	Total Tax Exempt Variable Rate Demand Instruments			524,365,000

	Total Investments (98.42%)			653,004,323
	(cost $653,004,323†)
	Cash and other assets, net of liabilities (1.58%)			8,066,610

	Net Assets (100.00%)			$ 661,070,933

	† Aggregate cost for federal income tax purposes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

	Advantage Shares, 359,283,616 shares outstanding			$ 1.00
	Institutional Class, 656,261 shares outstanding			$ 1.00
	Institutional Service Class, 3,549,781 shares outstanding			$ 1.00
	Retail Class, 250,083,579 shares outstanding			$ 1.00
	Investor Service Class Shares, 47,497,696 shares outstanding			$ 1.00

FOOTNOTES:

1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.  All letters of credit and insurance are irrevocable and direct pay covering both principal and interest.

In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities.  This is not a guarantee and does not serve to insure or collateralize the issue.

	2) Securities that are not rated which the Fund’s adviser has determined to be of comparable quality to those rated securities in which the fund invests.

3) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown is the rate in effect at the date of this statement.

	4) Security subject to alternative minimum tax.

KEY:
	BAN = Bond Anticipation Note	IDA = Industrial Development Authority
	COP = Certificates of Participation	IDC = Industrial Development Corporation
	CSD = Central School District	IDRB = Industrial Development Revenue Bond
	EDA = Economic Development Authority	LOC = Letter of Credit
	EDFA = Economic Development Finance Authority	MHRB = Multi-Family Housing Revenue Bond
	EDRB = Economic Development Revenue Bond	MTA = Metropolitan Transportation Authority
	GO = General Obligation	PCFA = Pollution Control Finance Authority
	HDC = Housing Development Corporation	RAN = Revenue Anticipation Note
	HEFA = Health and Education Facilities Authority	RB = Revenue Bond
	HFA = Housing Finance Authority	RRB = Revenue Refunding Bonds
	HFC = Housing Finance Commission	TAN = Tax Anticipation Note

	Note 1 - Valuation of Securities

Investments are valued at amortized cost, which approximates market value.  Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

Under the provisions of GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.  GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quotes prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable.  Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

	Level 1 – prices are determined using quoted prices in an active market for identical assets.

Level 2 – prices are determined using other significant observable inputs.  Observable inputs are inputs that the other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of the end of the reporting period, December 31, 2013.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Money market securities may be valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

	The following table summarizes the inputs used to value the Daily Income Fund – Money Market Portfolio’s investments as of December 31, 2013:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	937,000,000	$ -0-
	Debt securities issued by states of the United States and political subdivisions of the states .............................................		$ -0-	5,754,332,098	$ -0-

	Total.................................................................................		$ -0-	6,691,332,098	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Treasury Portfolio’s investments as of December 31, 2013:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	932,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ................................		$ -0-	835,283,082	$ -0-

	Total......................................................................................		$ -0-	1,767,283,082	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – U.S. Government Portfolio’s investments as of December 31, 2013:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Repurchase agreements		$ -0-	728,000,000	$ -0-
	Debt securities issued by the U.S. Treasury and other U.S. government corporation and agencies ..................................		$ -0-	1,305,587,406	$ -0-

	Total.................................................................................		$ -0-	2,033,587,406	$ -0-

	The following table summarizes the inputs used to value the Daily Income Fund – Municipal Portfolio’s investments as of December 31, 2013:

	Description		Quoted Prices in	Significant Other	Significant
			Active Markets	Observable	Unobservable
			for Identical	Inputs	Inputs
			Assets	(Level 2)	(Level 3)
			(Level 1)

	Debt securities issued by states of the United States and political subdivisions of the states .....................................		$ -0-	$653,004,323	$ -0-

	Total.................................................................................		$ -0-	$653,004,323	$ -0-

	For the period ended December 31, 2013, there were no Level 1 or Level 3 investments. There were also no transfer between levels during the period ended December 31, 2013.

Item 2:              Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b)
There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting.

Item 3:              Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Income Fund

By (Signature and Title)*                                           /s/Christine Manna
                            Christine Manna, Secretary

Date: February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                                           /s/Michael P. Lydon
                        Michael P. Lydon, President

Date: February 24, 2014

By (Signature and Title)*                                           /s/Esther Cheung
                    Esther Cheung, Treasurer and Assistant Secretary

Date: February 24, 2014

* Print the name and title of each signing officer under his or her signature.